Cover	Oct. 26, 2022
Cover [Abstract]
Entity Registrant Name	BLOOMIOS, INC.
Entity Central Index Key	0001138608
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A amends the Current Report on Form 8-K of Bloomios, Inc. (the “Company”) filed on October 31, 2022 (the “Original Report”). The Original Report was filed to report the completion of the Company’s purchase of Infusionz, LLC, a Colorado limited liability company (“Infusionz”). In response to parts (a) and (b) of Item 9.01 of the Original Report, the Company stated that it would file the required financial information by amendment, as permitted by Items 9.01(a) and 9.01(b) of Form 8-K. The Company hereby amends the Original Report in order to provide part (a) and (b) of Item 9.01. This Amendment No. 1 does not amend any other items of the Original Report and all other information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Entity Emerging Growth Company	true
Document Period End Date	Oct. 26, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-4696476
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-50026
Entity Address Address Line 1	701 Anacapa Street, Suite C
Entity Address City Or Town	Santa Barbara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93101
City Area Code	805
Local Phone Number	222-6330